Accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounts Receivable, Net [Abstract]
Trade receivables	$ 2,523,950	$ 2,673,705	$ 2,482,077
Allowance for doubtful accounts	(79,937)	(96,900)	(97,400)	$ (81,641)
Other receivables	0	22,403	140,265
Income tax receivable	114,935	57,186	115,428
Recoverable value-added tax and other recoverable taxes	927,406	970,484	988,774
Trade and other current receivables	$ 3,486,354	$ 3,626,878	$ 3,629,144